RESTATEMENT	12 Months Ended
Dec. 31, 2025
PRIMEGEN US, INC. [Member]
RestatementLineItem [Line Items]
RESTATEMENT

2. RESTATEMENT

The Company has restated its financial statements as of December 31, 2025 and 2024 and for the years then ended due to a reassessment of the forgiveness of lease liability on June 24, 2024 in the amount of $525,952. On that date, the Company executed a new lease with the existing lessor, an entity controlled by an indirect shareholder of the Company. As occupancy of the premises remained the same, the Company originally recorded the forgiveness as a reduction of the right of use asset of the new lease. However, upon reassessment, since the lessor was an indirect shareholder, the Company has determined that the forgiveness should have been categorized as a capital contribution, not a reduction of the right of use asset. As a result of recategorizing the debt forgiveness, the right of use asset increased, resulting in higher amortization expense for the period since inception of the new lease.

Following is the impact of the aforementioned restatement.

	2025			2024
	Originally Stated	Impact of Restatement	Restated	Originally Stated	Impact of Restatement	Restated

Balance Sheet
Operating right-of-use asset	$88,543	$328,720	$417,263	$123,961	$460,208	$584,169
Total assets	1,470,243	328,720	1,798,963	4,476,290	460,208	4,936,498

Additional paid-in capital	32,029,556	525,952	32,555,508	28,513,560	525,952	29,039,512
Accumulated deficit	(32,132,757)	(197,232)	(32,329,989)	(25,498,949)	(65,744)	(25,564,693)
Total stockholders’ equity	(101,974)	328,720	226,746	3,015,815	460,208	3,476,023
Total liabilities and stockholders’ equity	1,470,243	328,720	1,798,963	4,476,290	460,208	4,936,498

Statement of Operations
General and administrative	2,838,339	131,488	2,969,827	10,035,381	65,744	10,101,125
Total operating expenses	6,380,498	131,488	6,511,986	14,024,289	65,744	14,090,033
Loss from operations	6,380,498	131,488	6,511,986	14,024,289	65,744	14,090,033
Loss before provision for income taxes	(6,633,008)	(131,488)	(6,764,496)	(14,078,184)	(65,744)	(14,143,928)
Net loss	(6,633,808)	(131,488)	(6,765,296)	(14,078,984)	(65,744)	(14,144,728)

Statement of Cash Flows
Net loss	(6,633,808)	(131,488)	(6,765,296)	(14,078,984)	(65,744)	(14,144,728)
Amortization of right of use asset	35,418	131,488	166,906	110,620	65,744	176,364